Stockholders' Equity (Details Narrative) - USD ($)																				1 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 19, 2021	Dec. 02, 2020	Dec. 02, 2020	Nov. 23, 2020	Oct. 30, 2020	Oct. 12, 2020	Oct. 01, 2020	Sep. 23, 2020	Sep. 22, 2020	Sep. 16, 2020	Aug. 10, 2020	Aug. 01, 2020	Jul. 01, 2020	Jun. 30, 2020	Jun. 18, 2020	Jun. 04, 2020	Jun. 02, 2020	May 07, 2020	May 04, 2020	May 31, 2020	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	Feb. 29, 2020	Nov. 30, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019	Aug. 18, 2020	Aug. 17, 2020	Jul. 02, 2020	Apr. 29, 2020
Class of Stock [Line Items]
Preferred stock, authorized																				1,000,000	1,000,000					1,000,000		1,000,000	1,000,000		1,000,000
Preferred stock, par value																				$ 0.0001	$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, issued
Preferred stock, outstanding
Common stock, authorized																				36,000,000	36,000,000					36,000,000		36,000,000	20,000,000	36,000,000	20,000,000
Common stock, issued																				998,622	1,341,017					1,341,017		998,622	7,003,975
Common stock, outstanding																				998,622	1,341,017					1,341,017		998,622	7,003,975
Share price																$ 9.28
Number of common stock issued																10,738									250,000
Proceeds from issuance of common stock																$ 100,000
Shares issued for cash																							$ 25,000		$ 216,625			$ 87,700
Number of shares issued for acquisition																										41,464
Value of shares issued for acquisition																										$ 466,389			$ 6,090,000
Stock-based compensation																										1,954,480	$ 153,011
Number of common stock shares issued for services																												5,899
Accrued compensation																					$ 2,041,992			$ 239,619		$ 2,710,747	$ 678,109
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price											$ 7.28
Number of common stock issued											4,167
Debt instrument, default interest rate											12.00%
Shares issued for cash											$ 30,166
Debt instrument, face amount											$ 333,333
Issuance of warrants				375,000
Warrants description				For purposes of this Warrant, the term "Exercise Price" shall mean 110% of the public offering price of the Company's common stock under the public offering contemplated by the registration statement on Form S-1 filed by the Company on October 23, 2020 (the "Uplist Offering"), provided, however, that if the Uplist Offering has not been consummated on or before May 23, 2021, then the Exercise Price shall mean the closing bid price of the Company's common stock on December 23, 2020, subject to adjustment as provided in the warrant (including but not limited to cashless exercise), and the term "Exercise Period" shall mean the period commencing on the earlier of (i) the date of the Company's consummation of the Uplist Offering or (ii) May 23, 2021, and ending on the five-year anniversary thereof.
Fair value of warrants				$ 157,438
Marketing Agreement [Member]
Class of Stock [Line Items]
Share price												$ 6.56
Number of common stock issued												3,472
Professional fees												$ 15,185
Prepaid expenses												$ 7,593
Fort Bliss U.S. Military Base [Member] | Restricted Shares [Member]
Class of Stock [Line Items]
Share price													$ 8.80
Number of shares issued for acquisition													18,750
Value of shares issued for acquisition													$ 165,000
Ignatious O'Riley [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price									$ 9.84
Number of shares issued for exchange of acquisition asset									2,989
Value of shares issued for exchange of acquisition asset									$ 29,416
Five Point [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price								$ 9.76
Number of shares issued for exchange of acquisition asset								4,506
Value of shares issued for exchange of acquisition asset								$ 43,974
Parryproject LLC [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price							$ 10.48
Number of shares issued for exchange of acquisition asset							3,688
Value of shares issued for exchange of acquisition asset							$ 38,650
Centore Entertainment Corp [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price							$ 10.48
Number of shares issued for exchange of acquisition asset							8,402
Value of shares issued for exchange of acquisition asset							$ 88,052
JAR Mathis Holdings [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price						$ 12.00
Number of shares issued for exchange of acquisition asset						6,202
Value of shares issued for exchange of acquisition asset						$ 74,423
B&R Franchise Investments, LLC [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price					$ 11.44
Number of shares issued for exchange of acquisition asset					4,202
Value of shares issued for exchange of acquisition asset					$ 46,068
Nextgen Gaming, LLC [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price					$ 11.44
Number of shares issued for exchange of acquisition asset					3,255
Value of shares issued for exchange of acquisition asset					$ 37,237
Button Mashers, Inc [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price					$ 11.44
Number of shares issued for exchange of acquisition asset					4,697
Value of shares issued for exchange of acquisition asset					$ 52,725
Metta Gaming, LLC [Member] | Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Share price		$ 15.00	$ 15.00
Number of shares issued for exchange of acquisition asset			3,523
Value of shares issued for exchange of acquisition asset			$ 52,845
10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Debt instrument, default interest rate																																10.00%
Debt instrument, face amount																																$ 152,500
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted													1,250						10,000
Share price													$ 7.92						$ 0.99
Number of common stock issued													1,250
Debt instrument, default interest rate													10.00%																				10.00%
Shares issued for cash													$ 9,900
Debt instrument, face amount													$ 152,000						$ 152,500														$ 152,000
Self-Amortization Promissory Notes [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price	$ 15.49
Number of common stock issued	10,000
Shares issued for cash	$ 141,606
Debt instrument, face amount	$ 1,650,000
William H. Herrmann [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																				2,976
Share price																				$ 8.72								$ 8.72
Value shares of common stock restricted																				$ 25,000
Stock-based compensation																				$ 95,700
William H. Herrmann [Member] | Restricted Shares [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																	23,809	22,936
Value shares of common stock restricted																	$ 25,000	$ 25,000
William H. Herrmann [Member] | 10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Share price																		$ 1.09
Accredited Investor [Member]
Class of Stock [Line Items]
Share price															$ 9.04
Number of common stock issued															6,875
Shares issued for cash															$ 62,150
Accredited Investor [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price											$ 7.24
Accredited Investor [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Share price															$ 9.04
Number of common stock issued															6,875
Proceeds from issuance of common stock															$ 550,000
Debt instrument, default interest rate															12.00%
Vendor [Member]
Class of Stock [Line Items]
Share price		$ 16.00	$ 16.00
Number of common stock issued		5,000														3,125
Shares issued for cash		$ 80,000														$ 46,000
Accounts payable		50,000	$ 50,000
Professional fees		$ 30,000
Vendor [Member] | Accounts Payable [Member]
Class of Stock [Line Items]
Share price																$ 14.72
Various Employees [Member]
Class of Stock [Line Items]
Share price														$ 7.76
Stock-based compensation														$ 95,700
Number of common stock shares issued stock based compensation														12,334
Officers [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																					108,641
Value shares of common stock restricted																					$ 1,545,467
Number of common stock shares issued for services																							84,062
Number of common stock shares issued stock based compensation																					1,545,467
Employee [Member]
Class of Stock [Line Items]
Number of common stock shares issued for services																							19,779
Executive Officers [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																						9,844
Value shares of common stock restricted																						$ 119,632
Stock-based compensation																						54,395			$ 119,632
Accrued compensation																						$ 669,215
Officer and Employees [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted										2,813
Share price										$ 9.04
Value shares of common stock restricted										$ 25,420
Professional fees										$ 25,420
Minimum [Member]
Class of Stock [Line Items]
Common stock, authorized																															20,000,000
Share price																						$ 6.56			$ 6.56
Minimum [Member] | Officers [Member]
Class of Stock [Line Items]
Share price																					$ 13.25					$ 13.25
Minimum [Member] | Executive Officers [Member]
Class of Stock [Line Items]
Share price																						9.04			9.04
Maximum [Member]
Class of Stock [Line Items]
Common stock, authorized																															36,000,000
Share price																						14.72			14.72
Maximum [Member] | Officers [Member]
Class of Stock [Line Items]
Share price																					$ 19.75					$ 19.75
Maximum [Member] | Executive Officers [Member]
Class of Stock [Line Items]
Share price																						$ 11.44			$ 11.44